UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Equity Securities - 93.8%
Common Stock - 93.8%
Communications - 3.5%
239,625	America Movil SAB de CV, ADR	$4,574,441
1,719	Cisco Systems, Inc.	73,728
229,738	Telefonica SA, ADR	2,267,514
125	The Walt Disney Co.	12,555
33,860	Twenty-First Century Fox, Inc., Class A	1,242,323
11,845	Viacom, Inc., Class B	367,906
		8,538,467
Consumer Discretionary - 5.7%
27,700	Arcos Dorados Holdings, Inc., Class A	253,455
34,000	Becle SAB de CV (a)	69,870
54,160	Comcast Corp., Class A	1,850,647
9,990	CVS Health Corp.	621,478
114,077	Discovery Communications, Inc., Class A (a)	2,444,670
4,641	Discovery Communications, Inc., Class C (a)	90,592
16,250	General Motors Co.	590,525
38,712	H&R Block, Inc.	983,672
195,701	Lincoln Educational Services Corp. (a)	377,703
18,550	Lowe's Cos., Inc.	1,627,762
6,656	McDonald's Corp.	1,040,865
310	Red Robin Gourmet Burgers, Inc. (a)	17,980
29,550	Sally Beauty Holdings, Inc. (a)	486,097
1,176	The Andersons, Inc.	38,926
4,725	The Home Depot, Inc.	842,184
20,150	Walmart, Inc.	1,792,746
7,050	Yum China Holdings, Inc.	292,575
7,050	Yum! Brands, Inc.	600,167
		14,021,914
Consumer Staples - 19.7%
62,500	Altria Group, Inc.	3,895,000
30,200	British American Tobacco PLC, ADR	1,742,238
13,200	Coca-Cola HBC AG, ADR (a)	487,476
8,785	Diageo PLC, ADR	1,189,665
21,850	Dr. Pepper Snapple Group, Inc.	2,586,603
1,600	Kelly Services, Inc., Class A	46,464
15,378	Lamb Weston Holdings, Inc.	895,307
50,327	Molson Coors Brewing Co., Class B	3,791,133
35,300	Monster Beverage Corp. (a)	2,019,513
72,820	PepsiCo., Inc.	7,948,303
83,520	Philip Morris International, Inc.	8,301,888
169,871	Tesco PLC, ADR	1,471,083
62,300	The Coca-Cola Co.	2,705,689
2,845	The J.M. Smucker Co.	352,808
203,368	The Kroger Co.	4,868,630
20,525	The Procter & Gamble Co.	1,627,222
1,307	The Western Union Co.	25,134
77,550	Unilever NV, ADR	4,373,044
		48,327,200
Energy - 4.1%
144,810	BP PLC, ADR	5,870,598
9,430	Chevron Corp.	1,075,397
15,600	ConocoPhillips	924,924
7,800	Phillips 66	748,176
14,965	Valero Energy Corp.	1,388,303
		10,007,398
Financials - 21.4%
61,860	Aflac, Inc.	2,706,994
49,445	American International Group, Inc.	2,690,797
1,280	Ameriprise Financial, Inc.	189,363
201,699	Bank of America Corp.	6,048,953
Shares	Security Description	Value
Financials - 21.4% (continued)
16,415	Berkshire Hathaway, Inc., Class B (a)	$3,274,464
69,374	Central Pacific Financial Corp.	1,974,384
25,975	Citigroup, Inc.	1,753,312
5,616	Colliers International Group, Inc.	390,031
132,268	Credit Suisse Group AG, ADR	2,220,780
5,616	FirstService Corp.	410,979
66,668	Franklin Resources, Inc.	2,312,046
250	GAMCO Investors, Inc., Class A	6,208
14,500	Legg Mason, Inc.	589,425
4,525	Marsh & McLennan Cos., Inc.	373,720
50,050	Mastercard, Inc., Class A	8,766,758
1,100	PayPal Holdings, Inc. (a)	83,457
185,050	The Bank of New York Mellon Corp.	9,535,626
27,418	The Travelers Cos., Inc.	3,807,263
7,350	U.S. Bancorp	371,175
15,249	Unum Group	726,005
31,600	Visa, Inc., Class A	3,779,992
18,000	Waddell & Reed Financial, Inc., Class A	363,780
2,950	Wells Fargo & Co.	154,610
		52,530,122
Health Care - 23.7%
48,051	Abbott Laboratories	2,879,216
2,900	Alkermes PLC (a)	168,084
5,230	Allergan PLC	880,157
740	Amgen, Inc.	126,155
18,981	Anthem, Inc.	4,170,126
16,200	Becton Dickinson and Co.	3,510,540
13,940	Biogen, Inc. (a)	3,817,051
55,424	Express Scripts Holding Co. (a)	3,828,690
1,780	Gilead Sciences, Inc.	134,194
24,000	GlaxoSmithKline PLC, ADR	937,680
56,240	Johnson & Johnson	7,207,156
95,818	Medtronic PLC	7,686,520
102,059	Merck & Co., Inc.	5,559,154
9,282	Pfizer, Inc.	329,418
23,337	Quest Diagnostics, Inc.	2,340,701
1,303	Shire PLC, ADR	194,655
8,000	Synergy Pharmaceuticals, Inc. (a)	14,640
42,631	UnitedHealth Group, Inc.	9,123,034
47,400	Zimmer Biomet Holdings, Inc.	5,168,496
		58,075,667
Industrials - 4.6%
625	AGCO Corp.	40,531
175,141	Corning, Inc.	4,882,931
2,100	FedEx Corp.	504,231
88,671	Manitex International, Inc. (a)	1,013,510
12,500	Raytheon Co.	2,697,750
275	Stericycle, Inc. (a)	16,096
7,375	Textainer Group Holdings, Ltd. (a)	125,006
2,350	The Boeing Co.	770,518
11,595	United Parcel Service, Inc., Class B	1,213,533
		11,264,106
Information Technology - 6.4%
43,910	Cerner Corp. (a)	2,546,780
16,675	Cognizant Technology Solutions Corp., Class A	1,342,337
300	Facebook, Inc., Class A (a)	47,937
88,337	Microsoft Corp.	8,062,518
82,320	Oracle Corp.	3,766,140
		15,765,712

1

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Materials - 4.3%
14,225	Celanese Corp., Class A	$1,425,487
85,376	DowDuPont, Inc.	5,439,305
26,505	LyondellBasell Industries NV, Class A	2,801,048
32,055	The Mosaic Co.	778,296
		10,444,136
Telecommunications - 0.2%
25,775	CenturyLink, Inc.	423,483
3,335	Verizon Communications, Inc.	159,480
		582,963
Transportation - 0.2%
400	Alaska Air Group, Inc.	24,784
2,550	Delta Air Lines, Inc.	139,765
3,160	Union Pacific Corp.	424,799
		589,348
Total Common Stock (Cost $127,867,468)		230,147,033
Total Equity Securities (Cost $127,867,468)		230,147,033

Principal	Security Description	Rate	Maturity	Value
Fixed Income Securities - 2.9%
Corporate Non-Convertible Bonds - 0.9%
Financials - 0.8%
$500,000	Citigroup, Inc. (callable at 100 beginning 05/15/23) (b)(c)	5.35%	05/15/49	497,500
500,000	Fifth Third Bancorp (callable at 100 beginning 06/30/23) (b)(c)	5.10	12/31/49	493,750
400,000	SunTrust Banks, Inc. (callable at 100 beginning 12/15/27) (b)(c)	5.13	06/15/49	384,010
500,000	The Goldman Sachs Group, Inc. (callable at 100 beginning 11/10/22) (b)(c)	5.00	05/10/49	487,500
				1,862,760
Industrials - 0.1%
250,000	General Electric Co. (callable at 100 beginning 01/21/21) (b)(c)	5.00	06/15/49	247,812
Total Corporate Non-Convertible Bonds (Cost $2,140,306)				2,110,572
U.S. Government & Agency Obligations - 2.0%
U.S. Treasury Securities - 2.0%
1,000,000	U.S. Treasury Bill (d)	1.53	04/05/18	999,865
2,000,000	U.S. Treasury Bill (d)	1.64	04/12/18	1,999,094
2,000,000	U.S. Treasury Bill (d)	1.68	04/19/18	1,998,462
				4,997,421
Total U.S. Government & Agency Obligations (Cost $4,997,149)				4,997,421

Total Fixed Income Securities (Cost $7,137,455)				7,107,993
Value

Investments, at value - 96.7% (Cost $135,004,923)	$237,255,026
Other Assets & Liabilities, Net - 3.3%	8,093,189
Net Assets - 100.0%	$245,348,215

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2018.
(c)	Perpetual maturity security.
(d)	Rate presented is yield to maturity.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Communications	$8,538,467	$–	$–	$8,538,467
Consumer Discretionary	14,021,914	–	–	14,021,914
Consumer Staples	48,327,200	–	–	48,327,200
Energy	10,007,398	–	–	10,007,398
Financials	52,530,122	–	–	52,530,122
Health Care	58,075,667	–	–	58,075,667
Industrials	11,264,106	–	–	11,264,106
Information Technology	15,765,712	–	–	15,765,712
Materials	10,444,136	–	–	10,444,136
Telecommunications	582,963	–	–	582,963
Transportation	589,348	–	–	589,348
Corporate Non-Convertible Bonds	–	2,110,572	–	2,110,572
U.S. Government & Agency Obligations	–	4,997,421	–	4,997,421
Investments at Value	$230,147,033	$7,107,993	$–	$237,255,026

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

3

DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 100.1%
Consumer Discretionary - 7.9%
3,800	Amazon.com, Inc. (a)	$5,499,892
73,000	CarMax, Inc. (a)	4,521,620
76,000	LKQ Corp. (a)	2,884,200
		12,905,712
Energy - 1.9%
29,000	Core Laboratories NV	3,138,380
Financials - 14.5%
50,000	Discover Financial Services	3,596,500
2,800	Markel Corp. (a)	3,276,700
37,000	Moody's Corp.	5,968,100
34,000	S&P Global, Inc.	6,496,040
56,500	SEI Investments Co.	4,232,415
		23,569,755
Health Care - 9.0%
20,000	Bio-Techne Corp.	3,020,800
24,810	Celgene Corp. (a)	2,213,300
17,100	Illumina, Inc. (a)	4,042,782
13,000	Intuitive Surgical, Inc. (a)	5,366,790
		14,643,672
Industrials - 23.1%
7,000	Danaher Corp.	685,370
45,000	Envestnet, Inc. (a)	2,578,500
15,000	Exponent, Inc.	1,179,750
67,000	Fastenal Co.	3,657,530
28,000	Genesee & Wyoming, Inc., Class A (a)	1,982,120
58,000	Healthcare Services Group, Inc.	2,521,840
19,000	Roper Technologies, Inc.	5,333,110
10,500	TransDigm Group, Inc. (a)	3,222,870
67,000	Verisk Analytics, Inc. (a)	6,968,000
66,000	WageWorks, Inc. (a)	2,983,200
34,500	Waste Connections, Inc.	2,475,030
22,000	Watsco, Inc.	3,981,340
		37,568,660
Information Technology - 34.1%
6,000	Alphabet, Inc., Class C (a)	6,190,740
38,000	ANSYS, Inc. (a)	5,954,220
22,000	Blackbaud, Inc.	2,239,820
85,017	Blackline, Inc. (a)	3,333,517
55,000	Brooks Automation, Inc.	1,489,400
10,000	CoStar Group, Inc. (a)	3,626,800
30,000	Mastercard, Inc., Class A	5,254,800
115,000	PROS Holdings, Inc. (a)	3,796,150
37,612	Red Hat, Inc. (a)	5,623,370
64,000	Trimble, Inc. (a)	2,296,320
26,000	Tyler Technologies, Inc. (a)	5,484,960
Shares	Security Description	Value
Information Technology - 34.1% (continued)
85,000	Visa, Inc., Class A	$10,167,700
		55,457,797
Materials - 4.6%
54,000	Ecolab, Inc.	7,401,780
Real Estate - 5.0%
38,000	American Tower Corp. REIT	5,522,920
57,000	CBRE Group, Inc., Class A (a)	2,691,540
		8,214,460
Total Common Stock (Cost $82,308,599)		162,900,216
Investments, at value - 100.1% (Cost $82,308,599)		$162,900,216
Other Assets & Liabilities, Net - (0.1)%		(177,962)
Net Assets - 100.0%		$162,722,254

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DF DENT GROWTH FUNDS
1

DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$162,900,216
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$162,900,216

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 94.9%
Consumer Discretionary - 5.9%
22,683	CarMax, Inc. (a)	$1,404,985
32,184	LKQ Corp. (a)	1,221,383
		2,626,368
Energy - 3.1%
12,576	Core Laboratories NV	1,360,975
Financials - 10.0%
1,052	Markel Corp. (a)	1,231,103
10,496	Moody's Corp.	1,693,005
20,351	SEI Investments Co.	1,524,493
		4,448,601
Health Care - 9.0%
15,206	AAC Holdings, Inc. (a)	174,565
8,198	Bio-Techne Corp.	1,238,226
7,386	Illumina, Inc. (a)	1,746,198
2,024	Intuitive Surgical, Inc. (a)	835,568
		3,994,557
Industrials - 31.3%
14,006	Envestnet, Inc. (a)	802,544
5,042	Exponent, Inc.	396,553
21,700	Fastenal Co.	1,184,603
17,847	Genesee & Wyoming, Inc.,
	Class A (a)	1,263,389
26,182	Healthcare Services Group, Inc.	1,138,393
5,739	Roper Technologies, Inc.	1,610,880
2,950	TransDigm Group, Inc. (a)	905,473
26,868	Verisk Analytics, Inc. (a)	2,794,272
26,548	WageWorks, Inc. (a)	1,199,970
20,694	Waste Connections, Inc.	1,484,588
6,231	Watsco, Inc.	1,127,624
		13,908,289
Information Technology - 24.6%
10,942	ANSYS, Inc. (a)	1,714,502
6,048	Blackbaud, Inc.	615,747
31,590	Blackline, Inc. (a)	1,238,644
26,205	Brooks Automation, Inc.	709,631
3,419	CoStar Group, Inc. (a)	1,240,003
43,172	PROS Holdings, Inc. (a)	1,425,108
10,290	Red Hat, Inc. (a)	1,538,458
25,462	Trimble, Inc. (a)	913,576
7,443	Tyler Technologies, Inc. (a)	1,570,175
		10,965,844
Materials - 5.5%
17,916	Ecolab, Inc.	2,455,746
Real Estate - 2.5%
23,827	CBRE Group, Inc., Class A (a)	1,125,111

Shares	Security Description	Value
Telecommunication Services - 3.0%
7,740	SBA Communications Corp. REIT (a)	$1,322,921
Total Common Stock (Cost $27,629,883)		42,208,412
Investments, at value - 94.9% (Cost $27,629,883)		$42,208,412
Other Assets & Liabilities, Net - 5.1%		2,268,051
Net Assets - 100.0%		$44,476,463

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DF DENT GROWTH FUNDS
1

DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$42,208,412
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$42,208,412

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT GROWTH FUNDS

2

DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 99.4%
Consumer Discretionary - 13.5%
1,719	Bright Horizons Family Solutions, Inc. (a)	$171,419
14,544	Carriage Services, Inc.	402,287
786	Carter's, Inc.	81,823
4,196	IMAX Corp. (a)	80,563
2,256	Lithia Motors, Inc., Class A	226,773
4,354	Monro, Inc.	233,374
1,633	Wayfair, Inc., Class A (a)	110,277
		1,306,516
Consumer Staples - 3.5%
1,921	Calavo Growers, Inc.	177,116
1,183	WD-40 Co.	155,801
		332,917
Financials - 4.4%
4,427	Glacier Bancorp, Inc.	169,908
1,387	ProAssurance Corp.	67,339
3,966	WSFS Financial Corp.	189,972
		427,219
Health Care - 13.1%
15,053	AAC Holdings, Inc. (a)	172,809
272	Atrion Corp.	171,714
2,005	Bio-Techne Corp.	302,835
2,339	DexCom, Inc. (a)	173,460
1,641	Mesa Laboratories, Inc.	243,590
9,171	OrthoPediatrics Corp. (a)	138,115
1,398	Teladoc, Inc. (a)	56,339
		1,258,862
Industrials - 29.3%
3,721	AAON, Inc.	145,119
3,691	Beacon Roofing Supply, Inc. (a)	195,881
8,576	Colfax Corp. (a)	273,574
5,953	Douglas Dynamics, Inc.	258,063
1,868	Envestnet, Inc. (a)	107,036
1,951	Exponent, Inc.	153,446
2,620	Genesee & Wyoming, Inc., Class A (a)	185,470
5,339	Healthcare Services Group, Inc.	232,140
5,137	HEICO Corp., Class A	364,470
1,373	MSC Industrial Direct Co., Inc.	125,918
6,971	Rexnord Corp. (a)	206,899
1,766	SiteOne Landscape Supply, Inc. (a)	136,053
1,700	The Middleby Corp. (a)	210,443
5,225	WageWorks, Inc. (a)	236,170
		2,830,682
Shares	Security Description	Value
Information Technology - 33.8%
2,145	Blackbaud, Inc.	$218,382
6,899	Blackline, Inc. (a)	270,510
5,332	Brooks Automation, Inc.	144,391
14,250	Computer Modelling Group, Ltd.	102,754
3,790	CoreLogic, Inc. (a)	171,422
561	CoStar Group, Inc. (a)	203,463
2,903	Ellie Mae, Inc. (a)	266,902
11,829	EVERTEC, Inc.	193,404
3,450	Guidewire Software, Inc. (a)	278,863
1,433	John Bean Technologies Corp.	162,502
522	Littelfuse, Inc.	108,670
11,343	PROS Holdings, Inc. (a)	374,432
3,542	The Descartes Systems Group, Inc. (a)	101,124
790	The Ultimate Software Group, Inc. (a)	192,523
2,257	Tyler Technologies, Inc. (a)	476,137
		3,265,479
Telecommunication Services - 1.8%
4,036	Cogent Communications Holdings, Inc.	175,163
Total Common Stock (Cost $7,236,306)		9,596,838
Investments, at value - 99.4% (Cost $7,236,306)		$9,596,838
Other Assets & Liabilities, Net - 0.6%		55,767
Net Assets - 100.0%		$9,652,605

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities

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DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$9,596,838
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$9,596,838

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

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Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	May 24, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	May 24, 2018